Pensions and Other Post-Employment Benefits - Summary of Weighted Average Duration Defined Benefit Obligation (Detail) - yr	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Pensions. [member]
Disclosure of Information About Maturity Profile of Defined Benefit Obligation [Line Items]
Weighted average duration of the defined benefit obligation	16	16	16
Post retirement benefit [Member]
Disclosure of Information About Maturity Profile of Defined Benefit Obligation [Line Items]
Weighted average duration of the defined benefit obligation	11	12	12